Restructuring expenses	6 Months Ended
Jun. 30, 2022
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
On November 4, 2021, Credit Suisse announced its new long-term strategic vision. This led to restructuring expenses of CHF 80 million, CHF 46 million, CHF 45 million, CHF 126 million and CHF 70 million in 2Q22, 1Q22, 2Q21, 6M22 and 6M21, respectively. The Group expects to complete the new plan by the end of December 2022. Restructuring expenses may include severance expenses, other personnel-related charges, pension expenses and contract termination costs.
Restructuring expenses by type
in	2Q22	1Q22	2Q21	6M22	6M21
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	65	42	2	107	13
of which severance expenses	15	13	(1)	28	6
of which deferred compensation	46	25	3	71	7
General and administrative-related expenses	15	4	43	19	57
of which pension expenses	4	0	(4)	4	(11)
Total restructuring expenses	80	46	45	126	70
Restructuring liabilities
	2Q22			1Q22			2Q21
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	25	0	25	19	0	19	39	3	42
Net additional charges [1]	15	10	25	13	4	17	(1)	26	25
Utilization	(10)	(10)	(20)	(7)	(4)	(11)	(16)	(26)	(42)
Balance at end of period	30	0	30	25	0	25	22	3	25
1
The following items for which expense accretion was accelerated in 2Q22, 1Q22 and 2Q21 due to the restructuring of the Group are not included in the restructuring provision: unsettled share-based compensation of CHF 22 million, CHF 8 million and CHF 1 million, respectively, which remain classified as a component of total shareholders' equity; other personnel-related charges of CHF 28 million, CHF 21 million and CHF 2 million, respectively, which remain classified as compensation liabilities; unsettled pension obligations of CHF 4 million, CHF 0 million and CHF (4) million, respectively, which remain classified as pension liabilities; and accelerated accumulated depreciation and impairment of CHF 1 million, CHF 0 million and CHF 21 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Restructuring liabilities (continued)
	6M22			6M21
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	19	0	19	50	2	52
Net additional charges [1]	28	14	42	6	36	42
Utilization	(17)	(14)	(31)	(34)	(35)	(69)
Balance at end of period	30	0	30	22	3	25
1
The following items for which expense accretion was accelerated in 6M22 and 6M21 due to the restructuring of the Group are not included in the restructuring liabilities: unsettled share-based compensation of CHF 30 million and CHF 2 million, respectively, which remain classified as a component of total shareholders' equity; other personnel-related charges of CHF 49 million and CHF 5 million, respectively, which remain classified as compensation liabilities; unsettled pension obligations of CHF 4 million and CHF (11) million, respectively, which remain classified as pension liabilities; and accelerated accumulated depreciation and impairment of CHF 1 million and CHF 32 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Bank
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
On November 4, 2021, Credit Suisse announced its new long-term strategic vision. This led to restructuring expenses of CHF 120 million 6M22 compared to CHF 80 million in 6M21. The Bank expects to complete the new plan by the end of December 2022. Restructuring expenses may include severance expenses, other personnel-related charges, pension expenses and contract termination costs.
Restructuring expenses by type
in	6M22	6M21
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	105	14
of which severance expenses	27	7
of which accelerated deferred compensation	70	7
General and administrative-related expenses	15	66
of which pension expenses	1	4
Total restructuring expenses	120	80
Restructuring liabilities
	6M22			6M21
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	19	0	19	47	2	49
Net additional charges [1]	27	13	40	7	30	37
Utilization	(17)	(13)	(30)	(32)	(29)	(61)
Balance at end of period	29	0	29	22	3	25
1
The following items for which expense accretion was accelerated in 6M22 and 6M21 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 30 million and CHF 2 million, respectively, which remain classified as a compenent of total shareholders's equity; other personnel-related charges of CHF 48 million and CHF 5 million, respectively, which remain classified as compensation liabilities; unsettled pension obligations of CHF 1 million and CHF 4 million, which remain classified as pension liabilities; and accelerated accumulated depreciation and impairment of CHF 1 million and CHF 32 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.